CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,400,961)	$ (1,128,779)	$ (3,412,754)	$ (829,564)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	1,122,322	112,268	276,792	237,833
Issuance of preferred stock for services	0	1,067	1,067	0
Fair value of warrants issued for services			51,488	0
(Gain) loss on settlement	58,893	355,000	(375,547)	0
Settlement fees paid in the form of debt	0	125,000	150,000	0
Amortization of prepaid shares issued for services			0	6,667
Other	0	100
Foreign currency transaction loss	(20,509)	0	31,548	0
Depreciation expense	340	0	81	538
Amortization of debt discount	1,224,235	117,231	295,795	49,029
Change in fair value of derivative liabilities	551,890	(122,742)	541,981	16,522
Accretion of put premium	755,927	165,428	1,044,196	27,187
Changes in Assets and Liabilities:
GST receivable	4,296	(1,226)	(10,879)	0
Prepaid expenses and other assets	(343,259)	0	(74,303)	294
Accounts payable	(118,305)	46,849	(47,977)	94,607
Employee benefit liability	12,447	3,915	20,362	11,598
Accrued expenses	(324,789)	46,585	115,941	158,847
Accrued interest	(10,005)	7,308	(34,270)	0
Other	(744)	0
NET CASH USED IN OPERATING ACTIVITIES	(1,488,222)	(271,996)	(1,426,479)	(226,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(676)	0	(3,901)	0
Payment for security deposit			(1,684)	0
NET CASH USED IN INVESTING ACTIVITIES	(676)	0	(5,585)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments to principal stockholder	(21,500)	(20,000)	(28,455)	(45,512)
Loan repayments	(23,852)	0
Proceeds from convertible promissory notes	2,977,500	90,000	1,438,500	273,959
Repayments of convertible promissory notes	(463,976)	0	(157,000)	0
Proceeds from issuance of common stock for cash	0	29,000	29,000	0
Bank overdraft			0	(6)
Loan proceeds			0	10,542
Loan proceeds from principal stockholder			0	72,158
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,468,172	99,000	1,282,045	311,141
Effect of exchange rate changes on cash	81,217	99,785	169,847	3,100
NET INCREASE (DECREASE) IN CASH	1,060,491	(73,211)	19,828	87,799
CASH AT BEGINNING OF PERIOD	107,627	87,799	87,799	0
CASH AT END OF PERIOD	1,168,118	14,588	107,627	87,799
Cash paid during the period:
Interest	0	0	0	0
Income Tax	0	0	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Prepaid common stock issued for services	187,532	134,373	269,682	6,667
Reduction of put premium related to conversions of convertible note	636,348	37,032	71,370	0
Conversion of convertible notes and accrued interest to common stock	1,762,430	177,567	374,771	0
Discounts related to warrants issued with convertible debenture	1,619,075	0	0	133,095
Discounts related to lender costs	0	33,500	48,500	30,000
Discounts related to derivative liability	1,005,925	0	305,000	0
Conversion of loan payable to common stock	$ 0	$ 66,389	66,389	0
Common stock issued for settlement of debt			152,285	0
Prepaid warrants issued for services			138,314	0
Conversion of accrued expenses to common stock			0	27,500
Conversion of loan payable to convertible debenture			0	27,963
Prepaid settlement fee paid through issuance of convertible note			$ 0	$ 25,000